Description of Business and Summary of Significant Accounting Policies - Schedule of Cumulative Effect for Adoption of New Accounting Pronouncement (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance	$ 25,102	$ 23,546	$ 23,493
Prepaid expenses and other	5,453	5,321	3,307
Other assets	11,717	10,966	9,787
Investments in unconsolidated businesses	671	1,041	1,039
Other current liabilities	8,239	7,811	8,352
Deferred income taxes	33,795	32,209	31,232
Other liabilities	13,922	12,339	12,433
Retained earnings	43,542	37,867	35,635
Accumulated other comprehensive income	2,370	3,289	2,659
Noncontrolling interests	$ 1,565	1,635	$ 1,591
Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance		53
Prepaid expenses and other		2,014
Other assets		1,238
Investments in unconsolidated businesses		2
Other current liabilities		(541)
Deferred income taxes		1,008
Other liabilities		(94)
Retained earnings		2,890
Accumulated other comprehensive income		0
Noncontrolling interests		44
ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance		0
Prepaid expenses and other		0
Other assets		0
Investments in unconsolidated businesses		0
Other current liabilities		0
Deferred income taxes		0
Other liabilities		0
Retained earnings		(652)
Accumulated other comprehensive income		652
Noncontrolling interests		0
Other ASUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net of allowance		0
Prepaid expenses and other		0
Other assets		(59)
Investments in unconsolidated businesses		0
Other current liabilities		0
Deferred income taxes		(31)
Other liabilities		0
Retained earnings		(6)
Accumulated other comprehensive income		(22)
Noncontrolling interests		$ 0